CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS INCOME STATEMENT (Details) - Scenario, Unspecified [Domain] - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [2]	Sep. 30, 2013 [2]	Jun. 30, 2013 [2]	Mar. 31, 2013 [2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Affiliate	$ 29,993,000	$ 17,060,000	$ 10,168,000	$ 2,182,000	$ 2,555,000	$ 2,417,000	$ 2,106,000	$ 1,435,000	$ 59,403,000	$ 5,073,000	$ 0
Operating and maintenance expenses									26,215,000	17,405,000	10,791,000
General and administrative expenses									8,201,000	2,452,000	1,300,000
Depreciation and amortization									4,473,000	3,071,000	1,624,000
Total costs and expenses									38,889,000	22,928,000	13,715,000
Income (loss) from operations	16,022,000	5,942,000	2,874,000	(4,324,000)	(4,278,000)	(3,264,000)	(3,583,000)	(3,290,000)	20,514,000	(14,415,000)	(6,415,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary									0
Interest expense, net									(2,307,000)	13,000	0
Amortization of loan fees									(365,000)	0	0
Other Nonoperating Income (Expense)									0
Net income (loss)	14,533,000	5,115,000	2,516,000	(4,322,000)	$ (4,265,000)	$ (3,264,000)	$ (3,583,000)	$ (3,290,000)	17,842,000	(14,402,000)	(6,415,000)
Less: Net loss attributable to Predecessor									(12,122,000)	(14,402,000)	(6,415,000)
Limited partners' interest in net income attributable to the Partnership	$ 15,239,000	$ 9,308,000	$ 5,417,000	$ 0					29,964,000	$ 0	$ 0
Subsidiary Issuer [Member]
Affiliate									1,905,000
Operating and maintenance expenses									185,000
General and administrative expenses									6,386,000
Depreciation and amortization									27,000
Total costs and expenses									6,598,000
Income (loss) from operations									(4,693,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary									25,212,000
Interest expense, net									(2,312,000)
Amortization of loan fees									(365,000)
Other Nonoperating Income (Expense)									0
Net income (loss)									17,842,000
Less: Net loss attributable to Predecessor									0
Limited partners' interest in net income attributable to the Partnership									17,842,000
Guarantor Subsidiaries [Member]
Affiliate									57,498,000
Operating and maintenance expenses									26,030,000
General and administrative expenses									1,815,000
Depreciation and amortization									4,446,000
Total costs and expenses									32,291,000
Income (loss) from operations									25,207,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary									0
Interest expense, net									5,000
Amortization of loan fees									0
Other Nonoperating Income (Expense)									0
Net income (loss)									25,212,000
Less: Net loss attributable to Predecessor									(12,122,000)
Limited partners' interest in net income attributable to the Partnership									37,334,000
Non-Guarantor Subsidiaries [Member]
Affiliate									0
Operating and maintenance expenses									0
General and administrative expenses									0
Depreciation and amortization									0
Total costs and expenses									0
Income (loss) from operations									0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary									0
Interest expense, net									0
Amortization of loan fees									0
Other Nonoperating Income (Expense)									0
Net income (loss)									0
Less: Net loss attributable to Predecessor									0
Limited partners' interest in net income attributable to the Partnership									0
Consolidation, Eliminations [Member]
Affiliate									0
Operating and maintenance expenses									0
General and administrative expenses									0
Depreciation and amortization									0
Total costs and expenses									0
Income (loss) from operations									0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary									(25,212,000)
Interest expense, net									0
Amortization of loan fees									0
Other Nonoperating Income (Expense)									0
Net income (loss)									(25,212,000)
Less: Net loss attributable to Predecessor									0
Limited partners' interest in net income attributable to the Partnership									$ (25,212,000)

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.